Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2023